Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expense (Benefit) [Abstract]
Current income tax provision	$ 100,095	$ 36,392	$ 160,439
Deferred income tax provision (benefit)	9	94,498	270,090
Total	$ 100,104	$ 130,890	$ 430,529